Restructuring Actions	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring Actions

Note 21. Restructuring Actions

In connection with the 363 Transaction, we assumed certain liabilities related to specific restructuring actions commenced by Old Carco. These liabilities represented costs for workforce reduction actions related to our represented and non-represented hourly and salaried workforce, as well as specific contractual liabilities assumed for other costs, including supplier cancellation claims.

Key initiatives for Old Carco’s restructuring actions included workforce reductions, elimination of excess production capacity, refinements to its product portfolio and restructuring of international distribution operations. To eliminate excess production capacity, Old Carco eliminated manufacturing work shifts, reduced line speeds at certain manufacturing facilities, adjusted volumes at stamping and powertrain facilities and idled certain manufacturing plants. Old Carco’s restructuring actions also included the cancellation of five existing products from its portfolio, discontinued development on certain previously planned product offerings and the closure of certain parts distribution centers in the U.S. and Canada. We will continue to execute the remaining actions under Old Carco’s restructuring initiatives. The remaining actions principally include the completion of the activities associated with the idling of two manufacturing facilities and the restructuring of our international distribution operations, the plans for which have been refined, including the integration of the operations of our European distribution and dealer network into Fiat’s distribution organization. Costs associated with these remaining actions include, but are not limited to: employee severance, legal claims, and other international dealer network related costs. The remaining workforce reductions will affect represented and non-represented hourly and salaried employees and will be achieved through a combination of retirements, special programs, attrition and involuntary separations.

There were no restructuring charges recorded in 2013. We recorded charges, net of discounting, of $1 million and $51 million for the years ended December 31, 2012 and 2011, respectively. During the year ended December 31, 2012, the charges primarily related to costs associated with employee relocations for previously announced restructuring initiatives. During the year ended December 31, 2011, the charges primarily included costs associated with employee relocations and plant deactivations for previously announced restructuring initiatives, as well as other transition costs of $20 million resulting from the integration of the operations of our European distribution and dealer network into Fiat’s distribution organization.

We made refinements to existing reserve estimates resulting in net reductions of $14 million, $62 million and $48 million for the years ended December 31, 2013, 2012 and 2011, respectively. During the year ended December 31, 2013, the adjustments related to decreases in the expected workforce reduction costs and legal claim reserves. During the year ended December 31, 2012, the adjustments related to decreases in the expected workforce reduction costs and legal claim reserves, as well as other transition costs of $5 million related to the integration of the operations of our European distribution and dealer network into Fiat’s distribution organization. During the year ended December 31, 2011, the adjustments related to decreases in the expected workforce reduction costs, legal and supplier cancellation claim reserves as a result of management’s adequacy reviews, and refinements in the estimated costs required to settle certain litigation matters and other costs directly associated with the integration of the operations of our European distribution and dealer network into Fiat’s distribution organization. These refinements, which were based on management’s adequacy reviews, took into consideration the status of the restructuring actions and the estimated costs to complete the actions.

The restructuring charges and reserve adjustments are included in Restructuring (Income) Expenses, Net in the accompanying Consolidated Statements of Income and would have otherwise been reflected in Cost of Sales.

We anticipate that the total costs we will incur related to these restructuring activities, including the initial assumption of the $554 million obligation from Old Carco, as well as additional charges and refinements made to the estimates will be $523 million, including $351 million related to employee termination benefits and $172 million of other costs. We expect to make total future payments of $56 million.

Restructuring reserves are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets. The following summarizes the restructuring reserves activity (in millions of dollars):

	Years Ended December 31,
	2013			2012			2011
	Workforce Reductions	Other	Total	Workforce Reductions	Other	Total	Workforce Reductions	Other	Total
Balance at beginning of period	$20	$49	$69	$29	$121	$150	$79	$160	$239
Charges	—	—	—	1	—	1	15	16	31
Adjustments to reserve estimates	(9)	(5)	(14)	(4)	(53)	(57)	(9)	(39)	(48)
Payments	—	(1)	(1)	(6)	(20)	(26)	(38)	(10)	(48)
Amounts recognized and transferred to employee benefit plans	—	—	—	—	—	—	(10)	—	(10)
Other, including currency translation	—	2	2	—	1	1	(8)	(6)	(14)

Balance at end of period	$11	$45	$56	$20	$49	$69	$29	$121	$150